Income Tax - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Line Items]
Income tax rate			25.00%	25.00%	25.00%
Withholding tax on undistributed earnings			$ 2,801	$ 2,210
Income tax expenses			4,620	6,150	$ 5,874
Income tax reverse			437	369	37
Unrecognized tax benefits			$ 163	163	171
China Distance Education Limited ("CDEL Hong Kong")
Income Tax Disclosure [Line Items]
Withholding tax rate			5.00%
Withholding tax on undistributed earnings			$ 2,801	2,210
Income tax expenses			$ 591	$ 481	$ 453
Beijing Champion Hi-Tech Co Ltd ("Beijing Champion")
Income Tax Disclosure [Line Items]
Preferential income tax rate			15.00%
Beijing Champion Hi-Tech Co Ltd ("Beijing Champion") | Scenario, Forecast
Income Tax Disclosure [Line Items]
Preferential income tax rate	15.00%	15.00%
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology")
Income Tax Disclosure [Line Items]
Preferential income tax rate			15.00%	15.00%	15.00%
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology") | Scenario, Forecast
Income Tax Disclosure [Line Items]
Preferential income tax rate	15.00%	15.00%
Beijing Champion and Champion Technology
Income Tax Disclosure [Line Items]
Preferential income tax rate					15.00%
Xiamen NetinNet
Income Tax Disclosure [Line Items]
Preferential income tax rate			15.00%
Xiamen NetinNet | Scenario, Forecast
Income Tax Disclosure [Line Items]
Preferential income tax rate	15.00%	15.00%
Nanjing Training School, Chuang Qingchun and Xidong Information Technology
Income Tax Disclosure [Line Items]
Preferential income tax rate			20.00%